SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) - USD ($)	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Intangible Assets	$ 3,011,145	$ 3,184,280	$ 0
Customer Relationships
Intangible Assets	$ 191,219	211,000	0
Useful Life	8 years
Equipment Design Documentation
Intangible Assets	$ 2,541,520	2,675,000	0
Useful Life	15 years
Operational Software & Website
Intangible Assets	$ 276,678	$ 298,280	$ 0
Useful Life	10 years